Fair Value Measurements (Long-term Payables, Narrative) (Details) - $ / shares	Dec. 31, 2021	Apr. 17, 2020
Changyou [Member] | Share Options [Member] | Common Class A [Member] | Changyou Merger [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed price of share	$ 5.39	$ 5.39